Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rental Expense and Sublease Income Table Text Block

Our rental expense and sublease income were as follows:

	Year Ended December 31,
	2017	2016	2015
Rental Expense, Net
Rental expense	$17.0	$16.8	$18.6
Sublease rental income	(4.2)	(3.5)	(2.3)

Net rental expense	$12.8	$13.3	$16.3

Schedule of Future Minimum Rental Payments for Operating Leases

Our future minimum noncancellable lease payments, net, on existing operating leases at December 31, 2017, which have an initial term of more than one year, are as follows:

Years Ending December 31,	Amount
2018	$10.5
2019	10.6
2020	8.9
2021	6.3
2022	5.4
Thereafter	4.3

Total	$46.0